OTHER SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - USD ($)	May 06, 2026	Apr. 10, 2026	Apr. 04, 2026	Mar. 13, 2026	Feb. 20, 2026	Jan. 08, 2026	Nov. 28, 2025
OTHER SUBSEQUENT EVENTS (Details) [Line Items]
Principal amount							$ 5,000,000
Description of change in authorized capital and share consolidation	the Company’s shareholders approved an increase of the Company’s authorized share capital from US$50,000 divided into 31,250,000 ordinary shares of a par value of US$0.0016 each to US$200,000,000 divided into 125,000,000,000 ordinary shares of a par value of US$0.0016 each, with immediate effect.	the board of directors of the Company approved a share consolidation of all of the Company’s issued and unissued Class A ordinary shares and Class B ordinary shares at a ratio of sixteen (16)-for-one (1) (the “Share Consolidation”).				the Company’s shareholders approved an increase of the Company’s authorized share capital from US$10,000 divided into 100,000,000 ordinary shares of a par value of US$0.0001 each, to US$50,000 divided into 500,000,000 ordinary shares of a par value of US$0.0001 each, with immediate effect.
February Promissory Note [Member]
OTHER SUBSEQUENT EVENTS (Details) [Line Items]
Principal amount					$ 880,000
Purchase price					800,000
Original issuance discount					$ 80,000
Percentage of bears interest					8.00%
Debt instrument, description					Upon the occurrence of certain events of default, the interest rate on the February Promissory Note automatically increases to 18%. The Company may not voluntarily repay any portion of the outstanding balance before the maturity date without the prior written consent of the lender. Furthermore, the February Promissory Note is subject to mandatory repayment if the Company receives cash proceeds from any debt or equity financing, in which case the lender may require the Company to apply up to 100% of such proceeds toward the repayment of the February Promissory Note.
Debt Instrument, Unamortized Discount (Premium), Net					$ 80,000
March Promissory Note [Member]
OTHER SUBSEQUENT EVENTS (Details) [Line Items]
Principal amount				$ 330,000
Purchase price				300,000
Original issuance discount				$ 30,000
Percentage of bears interest				8.00%
Debt instrument, description				Upon the occurrence of certain events of default, the interest rate on the March Promissory Note automatically increases to 18%. The Company may not voluntarily repay any portion of the outstanding balance before the maturity date without the prior written consent of the lender. Furthermore, the March Promissory Note is subject to mandatory repayment if the Company receives cash proceeds from any debt or equity financing, in which case the lender may require the Company to apply up to 100% of such proceeds toward the repayment of the March Promissory Note.
Debt Instrument, Unamortized Discount (Premium), Net				$ 30,000
April Promissory Note [Member]
OTHER SUBSEQUENT EVENTS (Details) [Line Items]
Principal amount			$ 300,000
Purchase price			$ 300,000
Debt instrument, description			The April Promissory Note bears no interest and will mature in full on July 3, 2026. Upon the occurrence of certain events of default, the interest rate on the April Promissory Note automatically increases to 18%. The Company may not voluntarily repay any portion of the outstanding balance before the maturity date without the prior written consent of the lender. Furthermore, the April Promissory Note is subject to mandatory repayment if the Company receives cash proceeds from any debt or equity financing, in which case the lender may require the Company to apply up to 100% of such proceeds toward the repayment of the April Promissory Note.
Common Class B [Member] | February Pledge Agreement [Member]
OTHER SUBSEQUENT EVENTS (Details) [Line Items]
Pledgors collective pledged to lender aggregate ordinary shares (in Shares)					3,603,692
Ordinary shares as adjusted to reflect share consolidation (in Shares)					225,231
Common Class B [Member] | March Pledge Agreement [Member]
OTHER SUBSEQUENT EVENTS (Details) [Line Items]
Pledgors collective pledged to lender aggregate ordinary shares (in Shares)				1,126,154
Ordinary shares as adjusted to reflect share consolidation (in Shares)				70,385
Common Class B [Member] | April Pledge Agreement [Member]
OTHER SUBSEQUENT EVENTS (Details) [Line Items]
Pledgors collective pledged to lender aggregate ordinary shares (in Shares)			1,126,154	1,126,154
Ordinary shares as adjusted to reflect share consolidation (in Shares)			70,385	70,385